Note 7 - Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 11, 2013	Jul. 31, 2008
Related Party Transactions [Abstract]
Interest rate approved			5.00%
Accrued Interest in period	$ 2,638
Total Debt settled by issuance of shares		552,406
Number of creditors		2
Shares Issued to Settle debt		27,620,304
Price per share, debt settled		$ 0.02
Debt, Walchuk		445,021
Shares issued, Walchuk		22,251,060
Debt, Soursos		$ 107,385
Shares issued, Soursos		5,369,244